Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans

(3) Loans

The loan portfolio segments are as follows (in thousands):

	At December 31,
	2011	2010
Real estate loans:
Office/retail/other	$59,006	63,357
Multi-family	16,421	9,518
Land	16,118	23,345
Commercial real estate	13,384	16,927
Residential non owner	14,315	18,356
Residential owner	32,252	32,667
Construction and development	6,520	4,819
Home equity and line of credit	14,522	19,764
Commercial	19,489	20,587
Consumer	7,284	7,471

Total loans	199,311	216,811

Allowance for loan losses	(5,397)	(4,115)
Net deferred loan costs	360	373

Loans, net	$194,274	213,069

The Company has divided the loan portfolio into three portfolio segments and ten classes, each with different risk characteristics and methodologies for assessing risk. The portfolio segments identified by the Company are as follows:

Real Estate Mortgage Loans. Real estate mortgage loans are divided into eight classes: Office/Retail/Other, Multi-Family, Land, Commercial Real Estate, Residential Non-Owner, Residential Owner, Construction and Home Equity & Line of Credit. All loans are underwritten in accordance with policies set forth and approved by the Board of Directors.

Office/Retail/Other Loans. Office/retail/other loans are typically secured by the subject property, such as a church, motel/hotel, restaurant, retail store, warehouse, or an office. These loans are secured by first liens on properties located within the Company's market area. The Company's underwriting analysis includes credit verification, independent appraisals, a review of the borrower's financial condition, and a detailed analysis of the borrower's underlying cash flows.

Multi-Family Loans. Multi-family loans are typically secured by properties such as apartments, duplexes and others that are constructed for use by multiple family groups. These loans are secured by first liens on properties located within the Company's market area. The Company's underwriting analysis typically utilizes the same standards and criteria used on commercial real estate loans and include credit verification, independent appraisals, a review of the borrower's financial condition, and a detailed analysis of the borrower's underlying cash flows. These loan types also are considered a higher degree of credit risk due to the underlying management assumptions that need to be considered when dealing with these types of real estate investments.

Land Loans. Loan loans are typically secured by raw land, farm land, improved land such as a lot, or land to be used for development. The Company also makes loans on occasion for the purchase of land for future development by the borrower. Land loans are extended for the future development for either commercial or residential use by the borrower. The Company carefully analyzes the intended use of the property and the viability thereof. Additionally, these loans have a higher degree of risk associated with overall budget and project costs, evaluating and monitoring construction progress, and overall market saturations which may affect values negatively during an economic downturn.

Commercial Real Estate Loans. Commercial real estate loans are secured by the subject property and are underwritten based upon standards set forth in the policies approved by the Company's board of directors. Such standards include, among other factors, loan to value limits, cash flow coverage and general creditworthiness of the obligors. These loan types also are considered a higher degree of credit risks due to the underlying management assumptions that need to be considered when dealing with these types of real estate investments.

Residential Nonowner and Residential Owner Real Estate Loans. The Company's underwriting analysis includes reviewing the borrower's repayment capacity and source, value of the underlying property, credit history and stability. The Company originates mostly adjustable-rate mortgage loans for the purchase or refinance of residential properties. These loans are collateralized by first or second mortgages on owner-occupied, second homes or investment residential properties located in the Company's market area. The primary risk associated with these loan types is the construction phase of a home and the borrower's accuracy of projected costs associated to complete a home. In addition, market conditions could fluctuate negatively and affect the home's final value.

Construction Loans. Construction loans are to finance the construction of owner occupied and lease properties. These loans are categorized as construction loans during the construction period, later converting to commercial or residential real estate loans after the construction is complete and amortization of the loan begins. Real estate development and construction loans are approved based on an analysis of the borrower and guarantor, the viability of the project and on an acceptable percentage of the appraised value of the property securing the loan. Real estate development and construction loan funds are disbursed periodically based on the percentage of construction completed. The Company carefully monitors these loans with on-site inspections and requires the receipt of lien waivers on funds advanced. Development and construction loans are typically secured by the properties under development or construction, and personal guarantees are typically obtained. Further, to assure that reliance is not placed solely on the value of the underlying property, the Company considers the market conditions and feasibility of proposed projects, the financial condition and reputation of the borrower and guarantors, the amount of the borrower's equity in the project, independent appraisals, cost estimates and pre-construction sale information. The primary risk associated with these loan types is the construction phase of owner occupied and lease properties and the borrower's accuracy of projected costs associated to complete a property. In addition, market conditions could fluctuate negatively and affect the property's final value, and overall market saturations may affect values negatively during an economic downturn.

Home Equity and Line of Credit Loans. Home equity and line of credit loans are secured by a recorded lien position against the equity in the secured real property and mainly consist of variable-rate and fixed-rate personal loans and lines of credit. The risks inherent with these types of loans are economic conditions affecting the borrower's future employment or their spouse's loss of job affecting their ability to continue servicing debt repayments.

Commercial Loans. Commercial loans are primarily underwritten on the basis of the borrowers' ability to service such debt from income. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. As a general practice, the Company takes as collateral a security interest in any available real estate, equipment, or other chattel, although loans may also be made on an unsecured basis. Collateralized working capital loans typically are secured by short-term assets whereas long-term loans are primarily secured by long-term assets. These loans are also affected by adverse economic conditions should they prevail within the Company's local market.

Consumer and Other Loans. Consumer and other loans are extended for various purposes, including purchases of automobiles, recreational vehicles, and boats. The Company also offers home improvement loans, lines of credit, personal loans, and deposit account collateralized loans. Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas such as unemployment levels. Loans to consumers are extended after a credit evaluation, including the creditworthiness of the borrower(s), the purpose of the credit, and the secondary source of repayment. Consumer loans are made at fixed and variable interest rates and may be made on terms of up to ten years. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers. The Company's underwriting analysis includes a determination of the borrower's payment history on other debts and an assessment of ability to meet existing obligations and payments on the proposed loan. The risks inherent with these types of loans are the borrower's continuing financial stability, which can be negatively affected by job loss, divorce, illness or personal bankruptcy.

An analysis of the change in the allowance for loan losses follows (in thousands):

	Real Estate Loans
	Office/ Retail/ Other	Multi- Family	Land	Commercial Real Estate	Resid. Non- Owner	Resid. Owner	Construction	Home Equity & LOC	Commercial	Consumer	Total
Year Ended December 31, 2011:
Beginning balance	$1,075	9	583	259	441	350	23	744	427	204	4,115
Provision (credit) for loan losses	1,010	7	1,384	71	(236)	852	588	178	164	442	4,460
Recoveries	3	—	—	—	4	12	—	40	—	2	61
Charge-offs	(463)	—	(547)	(184)	(18)	(836)	—	(717)	(154)	(320)	(3,239)

Ending balance	$1,625	16	1,420	146	191	378	611	245	437	328	5,397

Individually evaluated for impairment:
Recorded investment	$4,114	—	4,700	—	2,362	121	2,153	—	65	275	13,790

Balance in allowance for loan losses	$1,208	—	1,234	—	2	—	600	—	—	179	3,223

Collectively evaluated for impairment:
Recorded investment	$54,892	16,421	11,418	13,384	11,953	32,131	4,367	14,522	19,424	7,009	185,521

Balance in allowance for loan losses	$417	16	186	146	189	378	11	245	437	149	2,174

	Real Estate Loans
	Office/ Retail/ Other	Multi- Family	Land	Commercial Real Estate	Resid. Non- Owner	Resid. Owner	Construction	Home Equity & LOC	Commercial	Consumer	Total
Year Ended December 31, 2010:
Beginning balance	$776	90	459	242	385	142	343	281	263	54	3,035
Provision (credit) for loan losses	673	(80)	2,664	173	413	487	(305)	1,232	1,176	202	6,635
Recoveries	1	—	182	9	30	35	—	—	2	2	261
Charge-offs	(375)	—	(2,723)	(165)	(387)	(314)	(15)	(769)	(1,014)	(54)	(5,816)

Ending balance	$1,075	10	582	259	441	350	23	744	427	204	4,115

Individually evaluated for impairment:
Recorded investment	$2,858	—	7,825	1,062	282	748	923	912	164	208	14,982

Balance in allowance for loan losses	$667	—	337	166	26	34	—	476	76	145	1,927

Collectively evaluated for impairment:
Recorded investment	$60,499	9,518	15,520	15,865	18,074	31,919	3,896	18,852	20,423	7,263	201,829

Balance in allowance for loan losses	$408	10	245	93	415	316	23	268	351	59	2,188

Management believes that the allowance for loan losses at December 31, 2011 appropriately reflects the risk inherent in the portfolio. The methodologies used in the calculation are in compliance with regulatory policy, with Financial Accounting Standards ("FAS") Numbers 5 and 114 and on the requirements of US GAAP.

The following summarizes the loan credit quality (in thousands):

	Real Estate
Credit Risk Profile by Internally Assigned Grade	Office/ Retail/ Other	Multi- Family	Land	Commercial Real Estate	Resid. Non- Owner	Residential Owner	Construction	Home Equity and Line of Credit	Commercial	Consumer	Total
December 31, 2011:
Grade:
Pass	$49,338	16,421	9,207	12,749	10,475	31,467	4,255	14,142	18,541	6,862	173,458
Special mention	4,756	—	2,211	635	1,009	664	112	179	303	133	10,002
Substandard	4,912	—	4,700	—	2,831	121	2,153	201	645	289	15,851

Total	$59,006	16,421	16,118	13,384	14,315	32,252	6,520	14,522	19,489	7,284	199,311

December 31, 2010:
Grade:
Pass	57,974	9,518	13,812	15,699	14,492	30,908	3,895	15,992	18,450	6,769	187,509
Special mention	408	—	1,371	—	3,277	594	—	2,060	897	352	8,959
Substandard	4,975	—	8,162	1,228	587	1,165	924	1,712	1,240	350	20,343

Total	$63,357	9,518	23,345	16,927	18,356	32,667	4,819	19,764	20,587	7,471	216,811

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.

The Company analyzes loans individually by classifying the loans as to credit risk. Loans classified as substandard or special mention are reviewed quarterly by the Company for further deterioration or improvement to determine if they are appropriately classified and whether there is any impairment. All loans are graded upon initial issuance. Further, commercial loans are typically reviewed at least annually to determine the appropriate loan grading. In addition, during the renewal process of any loan, as well as if a loan becomes past due, the Company will determine the appropriate loan grade.

Loans excluded from the review process above are generally classified as pass credits until: (a) they become past due; (b) management becomes aware of a deterioration in the credit worthiness of the borrower; or (c) the customer contacts the Company for a modification. In these circumstances, the loan is specifically evaluated for potential classification as to special mention, substandard or even charged off. The Company uses the following definitions for risk ratings:

Pass – A Pass loan's primary source of loan repayment is satisfactory, with secondary sources very likely to be realized if necessary.

Special Mention – A Special Mention loan has potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in the deterioration of the repayment prospects for the asset or the Company's credit position at some future date. Special Mention loans are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.

Substandard – A Substandard loan is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful – A loan classified Doubtful has all the weaknesses inherent in one classified Substandard with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. At December 31, 2011 and 2010, the Company had no loans classified doubtful.

Loss – A loan classified Loss is considered uncollectible and of such little value that continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may be affected in the future. At December 31, 2011 and 2010, the Company had no loans classified loss.

Age analysis of past-due loans is as follows (in thousands):

	Accruing Loans
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Nonaccrual Loans	Total Loans
At December 31, 2011:
Real estate loans:
Office/retail/other	$—	2,718	—	2,718	55,537	751	59,006
Multi-family	—	—	—	—	16,421	—	16,421
Land	1,480	—	—	1,480	12,864	1,774	16,118
Commercial real estate	—	—	—	—	13,384	—	13,384
Residential nonowner	—	—	—	—	11,953	2,362	14,315
Residential owner	516	—	—	516	31,615	121	32,252
Construction	—	—	—	—	5,152	1,368	6,520
Home equity and line of credit	—	—	—	—	14,522	—	14,522
Commercial	179	—	—	179	19,245	65	19,489
Consumer	58	—	—	58	7,199	27	7,284

Total	$2,233	2,718	—	4,951	187,892	6,468	199,311

At December 31, 2010:
Real estate loans:
Office/retail/other	392	2,620	—	3,012	59,876	469	63,357
Multi-family	—	—	—	—	9,518	—	9,518
Land	3,109	5	—	3,114	17,533	2,698	23,345
Commercial real estate	—	—	—	—	15,699	1,228	16,927
Residential nonowner	—	—	—	—	18,048	308	18,356
Residential owner	496	358	—	854	31,031	782	32,667
Construction	—	—	—	—	4,819	—	4,819
Home equity and line of credit	—	—	—	—	19,764	—	19,764
Commercial	91	—	—	91	20,338	158	20,587
Consumer	144	194	—	338	6,944	189	7,471

Total	$4,232	3,177	—	7,409	203,570	5,832	216,811

The following summarizes the amount of impaired loans (in thousands):

	With No Related Allowance Recorded		With an Allowance Recorded			Total
	Recorded Investment	Unpaid Principal Balance	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
December 31, 2011:
Real estate loans:
Office/retail/other	$750	1,016	3,364	3,629	1,208	4,114	4,645	1,208
Multi-family	—	—	—	—	—	—	—	—
Land	82	144	4,618	6,184	1,234	4,700	6,328	1,234
Commercial real estate	—	—	—	—	—	—	—	—
Residential nonowner	2,269	2,269	93	111	2	2,362	2,380	2
Residential owner	121	141	—	20	—	121	161	—
Construction	—	—	2,153	2,153	600	2,153	2,153	600
Home equity and line of credit	—	—	—	—	—	—	—	—
Commercial	65	70	—	5	—	65	75	—
Consumer	—	—	275	275	179	275	275	179

	$3,287	3,640	10,503	12,377	3,223	13,790	16,017	3,223

December 31, 2010:
Real estate loans:
Office/retail/other	—	—	2,858	3,681	667	2,858	3,681	667
Multi-family	—	—	—	—	—	—	—	—
Land	4,625	5,936	3,200	3,652	337	7,825	9,588	337
Commercial real estate	1,020	1,020	42	277	166	1,062	1,297	166
Residential nonowner	208	208	74	100	26	282	308	26
Residential owner	621	707	127	161	34	748	868	34
Construction	923	923	—	—	—	923	923	—
Home equity and line of credit	—	—	912	1,388	476	912	1,388	476
Commercial	—	—	164	240	76	164	240	76
Consumer	92	146	116	260	145	208	406	145

	$7,489	8,940	7,493	9,759	1,927	14,982	18,699	1,927

The average net investment in impaired loans and interest income recognized and received on impaired loans are as follows (in thousands):

	Average Recorded Investment	Interest Income Recognized	Interest Income Received
Year Ended December 31, 2011:
Real estate loans:
Office/retail/other	$3,824	199	199
Multi-family	—	—	—
Land	6,740	173	173
Commercial real estate	939	—	—
Residential nonowner	1,628	28	28
Residential owner	771	—	—
Construction	858	33	33
Home equity and line of credit	1,376	15	15

	$16,136	448	448

Year Ended December 31, 2010:
Real estate loans:
Office/retail/other	3,924	108	108
Multi-family	—	—	—
Land	8,039	77	77
Commercial real estate	1,064	11	11
Residential nonowner	442	—	—
Residential owner	797	6	6
Construction	704	14	14
Home equity and line of credit	1,418	25	25

	$16,388	241	241

Troubled debt restructurings entered during the year ended December 31, 2011 are as follows (dollars in thousands):

	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Nonaccrual
Troubled Debt Restructurings:
Real estate mortgage loans:
Office/retail/other:
Modified interest rates	1	$646	646	—
Modified interest rate and amortization	1	2,718	2,718	—
Land-
Modified interest rate and amortization	3	3,083	3,083	1,637
Residential nonowner-
Modified interest rate and amortization	1	2,269	2,269	2,269
Residential owner-
Modified interest rates	1	121	121	121
Construction-
Modified interest rates	1	785	785	—

	8	$9,622	9,622	4,027

Troubled debt restructurings, included in the tables of impaired loans, are shown separately in the table above. All non-temporary concessions to a borrower in the form of a modified interest rate, modified amortization, modified interest rate and amortization, or modified principal are considered troubled debt restructurings. At the time of modification, an impairment analysis is performed to determine the appropriate amount of allowance for loan loss needed. Six months of payments according to the terms of the modification will need to be made before the loan is returned to accrual status.

The allowance for loan losses on all loans that have been restructured and are considered trouble debt restructurings ("TDR") is included in the Company's specific reserve. The specific reserve is determined on a loan by loan basis by either the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral if the loan is collateral dependent. TDR's that have subsequently defaulted are considered collateral-dependent.

	Number of Contracts	Recorded Investment
Troubled Debt Restructurings That Subsequently Defaulted During the Last Twelve Months (dollars in thousands):
Real estate mortgage loans-
Residential owner	2	$246

The Company grants the majority of its loans to borrowers throughout Alachua and Marion Counties, Florida. Although the Company has a diversified loan portfolio, a significant portion of its borrowers' ability to honor their contracts is dependent upon the economy in Alachua and Marion Counties, Florida. The Company does have five acquisition and development loans, generally with original terms of three years or less, aggregating $6.5 million at December 31, 2011 and eight acquisition and development loans aggregating $9.5 million at December 31, 2010, for which the primary source of repayment is the sale of the related collateral or the conversion of the existing debt into debt at another financial institution. The majority of these loans are located in Alachua County. Financing receivables are not currently in the loan portfolio.

With the uncertain real estate market in Alachua and Marion Counties and ten classes, in the short-term, obtaining refinancing or sale of the collateral may be difficult or impossible under terms acceptable to the borrower. It is likely many of these loans will be extended and may be modified to provide additional interest only periods. Management is closely monitoring these loans and believes the loan loss allowance at December 31, 2011 was adequate.

As discussed in the Statements of Cash Flows, all loans sold were originated for sale, with none reclassified from the portfolio.